FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 725.6
Long-term debt	5,346.7
Interest payments	1,647.4
Derivative financial instruments	(552.7)
Total	$ 7,167.0
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	6 years 1 month 6 days	6 years 1 month 6 days
2018 (less than one year)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 725.6
Long-term debt	19.1
Interest payments	225.6
Derivative financial instruments	0.6
Total	970.9
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	469.8
Interest payments	543.3
Derivative financial instruments	(71.0)
Total	942.1
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,005.7
Interest payments	512.5
Derivative financial instruments	(203.0)
Total	1,315.2
2023 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	3,852.1
Interest payments	366.0
Derivative financial instruments	(279.3)
Total	$ 3,938.8